OTHER OPERATING INCOME, NET - Summary of Details of Other income (expenses), net (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
OTHER OPERATING INCOME, NET
Gain from bargain purchase						R$ 99,341
Tax credits		R$ 60,282		43,835		114,812
Change in fair value of investment properties – Note 11.5		1,273,033		2,259,924		1,311,691
Gain (loss) on disposal of non-current assets and intangibles		141,863		(17,016)		975,042
Result on sale of investments	[1]	(383,205)
Net effect of provisions for legal proceedings, legal claims, recoverable and tax installments		(313,876)		(204,158)		(370,765)
Settlement of disputes in the renewal process						(90,022)
Outcome of judicial settlement						(396,818)
Dividends received from Vale S.A				1,339,340
Contractual agreement and others		689,764	[2]	(143,221)	[2]
Reversal of other provisions		291,032	[3]		[3]
Realization of deferred income				923,214
Other income		168,245		303,825
Net impairment loss		(3,155,400)	[4]		[4]
Gain on corporate restructuring		168,855	[5]		[5]
Other		(546,159)		(581,366)		108,941
Other (expense) income, net		R$ (1,605,566)		R$ 3,924,377		R$ 1,752,222

[1]	Net effect of the sale of a stake in Vale S.A., as per note 2.
[2]	Refers mainly to a commercial agreement with suppliers of the indirect subsidiary Compass.
[3]	In the second quarter of 2024, the subsidiary Comgás reassessed and concluded, in accordance with the criteria of IAS 37, that there is currently no probable outflow of resources for part of the amount then recorded in its statement of financial position under “Other liabilities”, thus proceeding with its reversal.
[4]	The balance includes provision for write-off of the residual value of assets with traffic directly interrupted by the extreme weather events in Rio Grande do Sul, in the amount of R$182,041 and impairment of the subsidiary Rumo Malha Sul S.A. It also includes an impairment value of the indirect subsidiary Rota 4 Participações S.A., in the amount of R$6,155.
[5]	The amount refers to the additional purchase price that CLI SUL undertook to pay to the subsidiary Rumo, under the terms of the purchase and sale agreement.